Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment - Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Cost
Construction in progress	255,113,837	287,877,212	$40,104,373
Plant and buildings	217,248,236	226,754,681	31,589,351
Machinery and equipment	255,507,522	182,259,864	25,390,748
Electronic equipment	10,335,481	10,727,340	1,494,433
Motor vehicles	3,081,506	1,909,049	265,951
Office equipment and furniture	42,870,071	21,215,986	2,955,614
Leasehold improvements	4,862,781	2,392,153	333,253
Total Cost	789,019,434	733,136,285	102,133,723
Less: accumulated depreciation	(205,542,536)	(191,704,086)	(26,706,429)
Less: asset impairment	(110,128,892)	(127,930,754)	(17,822,122)
Property, plant and equipment	473,348,006	413,501,445	$57,605,172